Trade Accounts Receivable, Net - Disclosure of Trade Accounts Receivable, Net (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade accounts receivables	$ 26,942	$ 25,615
Loans to employees	115	108
Others	3,203	2,614
Allowance for expected credit losses	(2,189)	(2,114)
Trade accounts receivable, Net	29,633	28,164
The Coca-Cola company [member]
Disclosure of financial assets [line items]
Receivables from related parties	813	1,173
Heineken [member]
Disclosure of financial assets [line items]
Receivables from related parties	$ 749	$ 768